ENTITY WIDE DISCLOSURES (Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 110,949	$ 100,834	$ 103,270
Software products [Member]
Revenues:
Total revenues	42,936	35,898	44,618
Hardware products [Member]
Revenues:
Total revenues	3,657	2,792	2,747
Support and maintenance [Member]
Revenues:
Total revenues	53,975	50,794	46,019
Professional services [Member]
Revenues:
Total revenues	$ 10,381	$ 11,350	$ 9,886